Investments in Associates and Joint Ventures (Details) - Schedule of Movement of the Investments in Joint Ventures - Joint Ventures [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Joint Ventures (Details) - Schedule of Movement of the Investments in Joint Ventures [Line Items]
Beginning balance	S/ 12,163	S/ 9,126	S/ 8,270
Equity interest in results	2,938	3,051	2,832
Dividends received	(4,453)		(1,962)
Conversion adjustment	(4)	(14)	(14)
Ending balance	S/ 10,644	S/ 12,163	S/ 9,126